Share-based compensation, Summary Information (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) yr	Dec. 31, 2016 CHF (SFr) shares yr	Dec. 31, 2015 CHF (SFr) yr	Dec. 31, 2014 CHF (SFr)
Share-based compensation [Abstract]
Exercise price for outstanding options (in CHF per share)	SFr 0.14548	SFr 2.09	SFr 0.14548	SFr 0.14548	SFr 0.21668
Weighted average fair value, options granted (in CHF per share)		7.29	5.85	1.77
Fair values of options granted (in CHF per share)			0.14548	0.14548
Weighted average share price of options granted (in CHF per share)		SFr 8.77	SFr 5.96	SFr 1.91
Risk free interest rate		0.00%	0.00%	0.00%
Volatility rate		80.00%	80.00%	50.00%
Expected duration | yr		6	6	6
Expiry period of options		10 years
Weighted average share price of common share options exercised (in CHF per share)		SFr 10.53	SFr 6.22	SFr 1.91
Expense charged against the income statement		1,579,000	SFr 1,317,000	SFr 540,000
Incremental fair value amount		238,000
Bottom of Range [Member]
Share-based compensation [Abstract]
Exercise price for outstanding options (in CHF per share)		0.14548
Fair values of options granted (in CHF per share)		9.53
Top of Range [Member]
Share-based compensation [Abstract]
Exercise price for outstanding options (in CHF per share)		12.00
Fair values of options granted (in CHF per share)		SFr 12.00
Former Chief Financial Officer [Member]
Share-based compensation [Abstract]
Forfeited during the year (in shares) | shares			98,500
Granted during the year (in shares) | shares	49,250
Grant date fair value of the replacement award	SFr 674,000		SFr 674,000